Employee Benefit Plans - Actual and Target Allocations (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	100.00%	100.00%
International Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	100.00%	100.00%
Equity Securities [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	0.00%	18.00%
Target Asset Allocation, Equity securities, Minimum	0.00%
Target Asset Allocation, Equity securities, Maximum	2.00%
Equity Securities [Member] | International Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	24.00%	24.00%
Target Asset Allocation, Equity securities, Minimum	24.00%
Target Asset Allocation, Equity securities, Maximum	31.00%
Debt Securities [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	97.00%	80.00%
Target Asset Allocation, Equity securities, Minimum	96.00%
Target Asset Allocation, Equity securities, Maximum	100.00%
Debt Securities [Member] | International Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	65.00%	65.00%
Target Asset Allocation, Equity securities, Minimum	61.00%
Target Asset Allocation, Equity securities, Maximum	68.00%
Real Estate [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	1.00%	2.00%
Target Asset Allocation, Equity securities, Minimum	0.00%
Target Asset Allocation, Equity securities, Maximum	2.00%
Real Estate [Member] | International Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	6.00%	6.00%
Target Asset Allocation, Equity securities, Minimum	3.00%
Target Asset Allocation, Equity securities, Maximum	5.00%
Other [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	2.00%	0.00%
Target Asset Allocation, Equity securities, Minimum	0.00%
Target Asset Allocation, Equity securities, Maximum	2.00%
Other [Member] | International Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	5.00%	5.00%
Target Asset Allocation, Equity securities, Minimum	3.00%
Target Asset Allocation, Equity securities, Maximum	6.00%
Fixed Income Assets [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Allocation of plan asset, percentage	100.00%	80.00%